Share capital (Details)													1 Months Ended						6 Months Ended				12 Months Ended
	May 23, 2025 USD ($) shares	May 05, 2025 USD ($) shares	Apr. 15, 2025 USD ($) shares	Mar. 28, 2025 USD ($)	Mar. 28, 2025 CAD ($)	Mar. 25, 2025 USD ($) shares	Mar. 06, 2025 USD ($)	Mar. 06, 2025 CAD ($)	Feb. 26, 2025 USD ($) shares	Feb. 07, 2025 USD ($) shares	Jan. 20, 2025 USD ($)	Jan. 20, 2025 CAD ($)	Jan. 31, 2025 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 CAD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 CAD ($) shares	Jan. 29, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 CAD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
Share capital (Details) [Line Items]
Aggregate offering price																			$ 11,154,232
Net proceeds																			0		$ 2,139,808
Issuing shares | shares																		605
Settled an aggregate amount														$ 109,614	$ 150,000				451,743
Fair value of total														$ 109,614
Convertible debentures amount converted		$ (81,079)				$ (1,188)			$ (21,178)	$ (27,845)									(81,090)
Proceeds from convertible debentures				$ 1,683,352	$ 2,420,000		$ 69,890	$ 100,000			$ 1,032,744	$ 1,480,000							$ 2,000,000				$ 702,700	$ 1,000,000
Warrants expired unexercised | shares																			55,942	55,942
Warrants were expired shares | shares																			8,500	8,500
Cash proceeds																			$ 43,257
Total amount transferred to share capital																			99,588
Reversal of warrant liability																			56,331
Incurred a net gain on settlement of debt																			$ 74,863
ATM Agreement [Member]
Share capital (Details) [Line Items]
Issued shares Class B Subordinate Voting Shares | shares																					104,590
Issued stock shares value for common share																					$ 2,234,790
Cash commission																					67,044
Trading expenses																					27,938
Net cash upon control of subsidiary																					94,982
Net proceeds																					$ 2,139,808
December 2022 Debentures [Member]
Share capital (Details) [Line Items]
Warrants issued | shares																			152,577	152,577
March 6, 2025 December 2024 Debentures [Member]
Share capital (Details) [Line Items]
Warrants issued | shares																			10,309	10,309
March 28, 2025 December 2024 Debentures [Member]
Share capital (Details) [Line Items]
Warrants issued | shares																			183,920	183,920
Bottom of range [member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | $ / shares																				$ 18
Top of range [member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | $ / shares																				$ 38
Restricted Stock Units Two [Member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | $ / shares																			$ 32,690
Share options exercised | shares																			32,690	32,690
Restricted Stock Units One [Member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | (per share)																			$ 6.3	$ 60,000
Share options exercised | shares																			60,000	60,000
Restricted share units [member]
Share capital (Details) [Line Items]
Restricted share fair value			$ 378,000
Number of share granted | shares			60,000
Issued share of settle debts | shares																846	846
Warrants [member]
Share capital (Details) [Line Items]
Warrants expired | shares																					20,769
Warrants issued | shares																			346,806	346,806
Class B Common Stock [Member]
Share capital (Details) [Line Items]
Restricted share fair value																$ 524,324	$ 637,750
Number of share granted | shares																9,231	9,231
Issued share of settle debts, amount																$ 541,800
Issuing shares | shares														7,692	7,692				46,003	46,003
Share options exchange, exercise price | (per share)																					$ 71.5	$ 97.5
Issuance of class B subordinate voting per share | $ / shares														$ 14.3
Share options exercised | shares																			37,192	37,192	1,446
Options exchange of shares | shares																					1,446
Debentures converted to subordinate shares | shares																			376,347	376,347
Convertible debentures amount converted																			$ 4,184,705
Notes and debentures issued						$ 31,188
Share based payments | shares																			37,192	37,192
Proceeds from convertible debentures																			$ 148,086
Class B Common Stock [Member] | Bottom of range [member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | $ / shares																				$ 5.25
Shares price per shares | $ / shares																			$ 7.21
Class B Common Stock [Member] | Top of range [member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | $ / shares																				$ 6.6
Shares price per shares | $ / shares																			$ 29.99
Class B Common Stock [Member] | Restricted Stock Units Two [Member]
Share capital (Details) [Line Items]
Convertible debentures amount converted																			$ 378,000
Class B Common Stock [Member] | Restricted Stock Units One [Member]
Share capital (Details) [Line Items]
Convertible debentures amount converted																			137,625
Class B Common Stock [Member] | Share Capital [Member]
Share capital (Details) [Line Items]
Share based payments																			$ 232,444
Restricted share units [member]
Share capital (Details) [Line Items]
Issued share of settle debts, amount																$ 17,476
Class B Subordinate Voting Shares [Member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | $ / shares																		$ 55.9
Debentures converted to subordinate shares | shares	105,840	103,534				25,257			221,237	152,577
Convertible debentures amount converted	$ 1,603,513					$ 100,000
Convertible debentures total amount converted | shares	209,374
Class B Subordinate Voting Shares [Member] | Creditor [Member]
Share capital (Details) [Line Items]
Share based payments																		$ 33,636
Class B Subordinate Voting Shares [Member] | Share Capital [Member]
Share capital (Details) [Line Items]
Debentures converted to subordinate shares | shares													373,814
Convertible debentures amount converted													$ 2,372,839
Class A Common Stock [Member]
Share capital (Details) [Line Items]
Shares price per shares | $ / shares																			$ 50
Total proceeds																			$ 439	$ 600